Property, Plant and Equipment - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,388,913	$ 1,269,935
Less: Accumulated depreciation and amortization	(464,965)	(516,324)
Total property, plant and equipment, net	923,948	753,611
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	27,618	24,937
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 409,379	381,506
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	60 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 316,502	284,161
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 291,026	274,844
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 75,041	78,332
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 269,347	$ 226,155